Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Income before income tax	$ 453,028,460	$ 187,735,965	$ 469,513,840
At statutory income tax rate 35%	(158,559,962)	(65,707,588)	(164,329,845)
Effect of dividends received from associates		1,053,956	9,621,245
Spin-off of ECOGAS Group (Note 3.1)	61,109,993
Effect related to the discount of income tax payable	(4,401,779)	12,559,872	(5,924,104)
Variation between provision and tax return	31,534,302	6,504,375	(1,872,919)
Tax inflation adjustment and accounting inflation effect	(32,960,565)	(72,676,152)	(46,625,886)
Used tax-loss carryforwards	18,738,335	11,369,232	4,608,990
Non- taxable financial earnings			55,521,109
Results from growth and revaluation of biological assets	(30,453,307)	4,792,321	11,595,534
Business combination tax effects			72,836,324
Others	14,812,562	(5,052,999)	13,183,033
Income tax for the year	$ (100,180,421)	$ (107,156,983)	$ (51,386,519)